Share-based Payments - Schedule of Number and Weighted Average Exercise Price of Performance Options (Details)		12 Months Ended
	Jul. 08, 2019 shares $ / shares	Mar. 31, 2021 shares $ / shares	Mar. 31, 2020 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of forfeited unvested options			510,794
Non-market Performance Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options outstanding, Beginning balance		3,500,000
Number of options, Granted	3,500,000		3,500,000
Number of options outstanding, Ending balance		3,500,000	3,500,000
Weighted average exercise price, Beginning balance | $ / shares		$ 5.90
Weighted average exercise price, Granted | (per share)	$ 4.43		$ 5.90
Weighted average exercise price, Ending balance | $ / shares		$ 5.90	$ 5.90
Market Performance Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options outstanding, Beginning balance		5,525,000	25,000
Number of options, Granted	5,500,000		5,500,000
Number of options outstanding, Ending balance		5,500,000	5,525,000
Weighted average exercise price, Beginning balance | $ / shares		$ 5.86	$ 1.55
Weighted average exercise price, Granted | (per share)	$ 4.43		5.88
Weighted average exercise price, Ending balance | $ / shares		$ 5.88	$ 5.86
Number of options, Exercised		(25,000)
Number of options, Exercisable		750,000	775,000
Weighted average exercise price, Exercised | $ / shares		$ 1.55
Weighted average exercise price, Exercisable | $ / shares		$ 5.80	$ 5.66